Schwab Capital Trust
Schwab Target 2010 Index Fund

Portfolio Holdings as of December 31, 2022 (Unaudited)

The following are the portfolio holdings as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
SECURITY	VALUE AT 3/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 12/31/22	BALANCE OF SHARES HELD AT 12/31/22	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 99.6% OF NET ASSETS

U.S. Stocks 25.2%
Large-Cap 23.7%
Schwab U.S. Large-Cap ETF	$13,059,648	$1,827,620	($2,586,355)	$74,202	($2,101,503)	$10,273,612	227,544	$138,325
Small-Cap 1.5%
Schwab U.S. Small-Cap ETF	810,851	105,844	(173,568)	3,824	(114,671)	632,280	15,608	7,892
						10,905,892

International Stocks 9.5%
Developed Markets 9.5%
Schwab International Equity ETF	5,261,462	517,958	(1,049,312)	(39,483)	(567,616)	4,123,009	128,004	117,899

Real Estate 2.6%
U.S. REITs 2.6%
Schwab U.S. REIT ETF	1,442,898	166,944	(174,354)	(30,461)	(284,413)	1,120,614	58,093	26,379

Fixed Income 58.3%
Inflation-Protected Bond 6.3%
Schwab U.S. TIPS ETF	3,438,675	74,862	(301,680)	(31,792)	(456,222)	2,723,843	52,594	188,288
Intermediate-Term Bond 43.3%
Schwab U.S. Aggregate Bond ETF	23,774,980	1,536,275	(4,372,026)	(651,811)	(1,566,034)	18,721,384	410,107	441,205
Treasury Bond 8.7%
Schwab Short-Term U.S. Treasury ETF	4,761,586	267,667	(1,160,280)	(55,610)	(59,182)	3,754,181	77,823	50,768
						25,199,408

Money Market Funds 4.0%
Schwab Variable Share Price Money Fund, Ultra Shares, 4.42% (b)	2,037,571	30,729	(350,000)	(70)	651	1,718,881	1,718,365	30,733
Total Affiliated Underlying Funds (Cost $42,275,996)	$54,587,671	$4,527,899	($10,167,575)	($731,201)	($5,148,990)	$43,067,804		$1,001,489
Total Investments in Securities (Cost $42,275,996)						$43,067,804

(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.
(b)	The rate shown is the annualized 7-day yield.

ETF —	Exchange traded fund
REIT —	Real Estate Investment Trust
TIPS —	Treasury Inflation Protected Securities

Schwab Target 2010 Index Fund
Portfolio Holdings (Unaudited) continued

At December 31, 2022, all of the fund’s investment securities were classified as Level 1. Fund investments in mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Target 2015 Index Fund

Portfolio Holdings as of December 31, 2022 (Unaudited)

The following are the portfolio holdings as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
SECURITY	VALUE AT 3/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 12/31/22	BALANCE OF SHARES HELD AT 12/31/22	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 99.2% OF NET ASSETS

U.S. Stocks 27.1%
Large-Cap 25.5%
Schwab U.S. Large-Cap ETF	$19,284,923	$3,410,891	($4,782,685)	$165,888	($3,052,330)	$15,026,687	332,817	$198,264
Small-Cap 1.6%
Schwab U.S. Small-Cap ETF	1,245,379	173,022	(284,356)	(3,544)	(165,350)	965,151	23,825	11,750
						15,991,838

International Stocks 10.8%
Developed Markets 10.8%
Schwab International Equity ETF	8,151,546	971,233	(1,840,692)	(113,502)	(816,741)	6,351,844	197,201	181,467

Real Estate 2.8%
U.S. REITs 2.8%
Schwab U.S. REIT ETF	2,170,358	308,030	(388,000)	(15,762)	(413,699)	1,660,927	86,103	38,193

Fixed Income 55.1%
Inflation-Protected Bond 5.9%
Schwab U.S. TIPS ETF	4,438,933	266,925	(603,516)	(47,147)	(569,106)	3,486,089	67,312	237,521
Intermediate-Term Bond 41.2%
Schwab U.S. Aggregate Bond ETF	30,953,897	2,932,056	(6,797,788)	(987,557)	(1,877,485)	24,223,123	530,627	559,973
Treasury Bond 8.0%
Schwab Short-Term U.S. Treasury ETF	6,044,425	526,383	(1,704,908)	(78,947)	(62,762)	4,724,191	97,931	62,908
						32,433,403

Money Market Funds 3.4%
Schwab Variable Share Price Money Fund, Ultra Shares, 4.42% (b)	2,436,557	36,462	(450,000)	(90)	781	2,023,710	2,023,103	36,464
Total Affiliated Underlying Funds (Cost $56,044,832)	$74,726,018	$8,625,002	($16,851,945)	($1,080,661)	($6,956,692)	$58,461,722		$1,326,540
Total Investments in Securities (Cost $56,044,832)						$58,461,722

(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.
(b)	The rate shown is the annualized 7-day yield.

ETF —	Exchange traded fund
REIT —	Real Estate Investment Trust
TIPS —	Treasury Inflation Protected Securities

Schwab Target 2015 Index Fund
Portfolio Holdings (Unaudited) continued

At December 31, 2022, all of the fund’s investment securities were classified as Level 1. Fund investments in mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Target 2020 Index Fund

Portfolio Holdings as of December 31, 2022 (Unaudited)

The following are the portfolio holdings as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
SECURITY	VALUE AT 3/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 12/31/22	BALANCE OF SHARES HELD AT 12/31/22	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 99.0% OF NET ASSETS

U.S. Stocks 28.4%
Large-Cap 26.7%
Schwab U.S. Large-Cap ETF	$76,467,377	$13,492,865	($11,658,261)	($645,525)	($11,533,152)	$66,123,304	1,464,525	$848,861
Small-Cap 1.7%
Schwab U.S. Small-Cap ETF	5,051,749	532,907	(574,371)	(55,929)	(654,544)	4,299,812	106,142	52,043
						70,423,116

International Stocks 11.8%
Developed Markets 11.8%
Schwab International Equity ETF	33,920,614	3,715,646	(4,410,514)	(632,385)	(3,376,217)	29,217,144	907,083	820,330

Real Estate 3.0%
U.S. REITs 3.0%
Schwab U.S. REIT ETF	8,710,604	1,135,126	(435,773)	(39,163)	(1,900,529)	7,470,265	387,261	166,662

Fixed Income 53.0%
Inflation-Protected Bond 5.7%
Schwab U.S. TIPS ETF	16,230,636	1,141,803	(892,798)	(86,763)	(2,288,752)	14,104,126	272,333	921,557
Intermediate-Term Bond 39.8%
Schwab U.S. Aggregate Bond ETF	113,876,864	11,073,047	(15,313,293)	(2,487,251)	(8,416,269)	98,733,098	2,162,828	2,198,490
Treasury Bond 7.5%
Schwab Short-Term U.S. Treasury ETF	21,563,722	2,462,754	(4,808,403)	(246,882)	(279,638)	18,691,553	387,470	241,829
						131,528,777

Money Market Funds 2.8%
Schwab Variable Share Price Money Fund, Ultra Shares, 4.42% (b)	8,381,809	125,866	(1,500,000)	(303)	2,684	7,010,056	7,007,954	125,874
Total Affiliated Underlying Funds (Cost $241,221,335)	$284,203,375	$33,680,014	($39,593,413)	($4,194,201)	($28,446,417)	$245,649,358		$5,375,646
Total Investments in Securities (Cost $241,221,335)						$245,649,358

(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.
(b)	The rate shown is the annualized 7-day yield.

ETF —	Exchange traded fund
REIT —	Real Estate Investment Trust
TIPS —	Treasury Inflation Protected Securities

Schwab Target 2020 Index Fund
Portfolio Holdings (Unaudited) continued

At December 31, 2022, all of the fund’s investment securities were classified as Level 1. Fund investments in mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Target 2025 Index Fund

Portfolio Holdings as of December 31, 2022 (Unaudited)

The following are the portfolio holdings as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
SECURITY	VALUE AT 3/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 12/31/22	BALANCE OF SHARES HELD AT 12/31/22	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 99.2% OF NET ASSETS

U.S. Stocks 33.8%
Large-Cap 31.5%
Schwab U.S. Large-Cap ETF	$163,687,953	$21,290,938	($13,195,103)	($1,176,209)	($25,185,208)	$145,422,371	3,220,872	$1,854,474
Small-Cap 2.3%
Schwab U.S. Small-Cap ETF	11,945,328	1,356,311	(844,832)	(118,384)	(1,585,449)	10,752,974	265,440	127,076
						156,175,345

International Stocks 15.8%
Developed Markets 14.2%
Schwab International Equity ETF	73,865,915	7,724,006	(7,368,188)	(1,379,789)	(7,305,159)	65,536,785	2,034,672	1,834,216
Emerging Markets 1.6%
Schwab Emerging Markets Equity ETF	8,271,406	749,883	(460,280)	(82,972)	(1,086,795)	7,391,242	312,262	211,439
						72,928,027

Real Estate 3.7%
U.S. REITs 3.7%
Schwab U.S. REIT ETF	19,464,428	2,826,359	(701,325)	(19,676)	(4,352,728)	17,217,058	892,538	376,438

Fixed Income 43.6%
Inflation-Protected Bond 3.3%
Schwab U.S. TIPS ETF	16,350,781	1,753,008	(684,243)	(62,659)	(2,397,553)	14,959,334	288,846	951,285
Intermediate-Term Bond 35.3%
Schwab U.S. Aggregate Bond ETF	182,965,092	19,374,815	(21,431,799)	(3,424,632)	(14,239,624)	163,243,852	3,575,988	3,572,450
Treasury Bond 5.0%
Schwab Short-Term U.S. Treasury ETF	25,836,299	2,867,193	(5,025,387)	(257,184)	(392,737)	23,028,184	477,367	295,930
						201,231,370

Money Market Funds 2.3%
Schwab Variable Share Price Money Fund, Ultra Shares, 4.42% (b)	9,721,920	1,170,776	—	—	3,038	10,895,734	10,892,466	171,024
Total Affiliated Underlying Funds (Cost $450,388,583)	$512,109,122	$59,113,289	($49,711,157)	($6,521,505)	($56,542,215)	$458,447,534		$9,394,332
Total Investments in Securities (Cost $450,388,583)						$458,447,534

Schwab Target 2025 Index Fund
Portfolio Holdings (Unaudited) continued

(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.
(b)	The rate shown is the annualized 7-day yield.

ETF —	Exchange traded fund
REIT —	Real Estate Investment Trust
TIPS —	Treasury Inflation Protected Securities
At December 31, 2022, all of the fund’s investment securities were classified as Level 1. Fund investments in mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Target 2030 Index Fund

Portfolio Holdings as of December 31, 2022 (Unaudited)

The following are the portfolio holdings as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
SECURITY	VALUE AT 3/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 12/31/22	BALANCE OF SHARES HELD AT 12/31/22	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 99.2% OF NET ASSETS

U.S. Stocks 40.8%
Large-Cap 37.7%
Schwab U.S. Large-Cap ETF	$302,984,548	$49,218,915	($17,691,528)	($2,482,055)	($46,921,220)	$285,108,660	6,314,699	$3,558,083
Small-Cap 3.1%
Schwab U.S. Small-Cap ETF	25,427,584	3,593,087	(1,620,848)	(335,613)	(3,274,591)	23,789,619	587,253	274,164
						308,898,279

International Stocks 20.2%
Developed Markets 17.5%
Schwab International Equity ETF	140,388,014	17,904,858	(9,255,902)	(1,634,528)	(15,009,711)	132,392,731	4,110,299	3,659,202
Emerging Markets 2.7%
Schwab Emerging Markets Equity ETF	21,806,504	5,072,754	(2,898,867)	(673,996)	(2,524,253)	20,782,142	877,995	588,560
						153,174,873

Real Estate 4.6%
U.S. REITs 4.6%
Schwab U.S. REIT ETF	37,140,858	6,720,442	(826,544)	(9,572)	(8,400,541)	34,624,643	1,794,953	744,559

Fixed Income 32.1%
Inflation-Protected Bond 1.0%
Schwab U.S. TIPS ETF	7,546,800	1,309,623	(403,704)	(52,726)	(1,103,403)	7,296,590	140,888	452,091
Intermediate-Term Bond 28.5%
Schwab U.S. Aggregate Bond ETF	227,772,539	34,394,900	(23,757,577)	(3,660,486)	(18,795,934)	215,953,442	4,730,634	4,602,458
Treasury Bond 2.6%
Schwab Short-Term U.S. Treasury ETF	20,673,488	2,888,193	(3,446,514)	(166,808)	(365,283)	19,583,076	405,951	243,578
						242,833,108

Money Market Funds 1.5%
Schwab Variable Share Price Money Fund, Ultra Shares, 4.42% (b)	8,989,620	2,672,165	—	—	2,967	11,664,752	11,661,254	172,530
Total Affiliated Underlying Funds (Cost $743,658,670)	$792,729,955	$123,774,937	($59,901,484)	($9,015,784)	($96,391,969)	$751,195,655		$14,295,225
Total Investments in Securities (Cost $743,658,670)						$751,195,655

Schwab Target 2030 Index Fund
Portfolio Holdings (Unaudited) continued

(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.
(b)	The rate shown is the annualized 7-day yield.

ETF —	Exchange traded fund
REIT —	Real Estate Investment Trust
TIPS —	Treasury Inflation Protected Securities
At December 31, 2022, all of the fund’s investment securities were classified as Level 1. Fund investments in mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Target 2035 Index Fund

Portfolio Holdings as of December 31, 2022 (Unaudited)

The following are the portfolio holdings as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
SECURITY	VALUE AT 3/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 12/31/22	BALANCE OF SHARES HELD AT 12/31/22	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 99.0% OF NET ASSETS

U.S. Stocks 45.8%
Large-Cap 41.8%
Schwab U.S. Large-Cap ETF	$204,986,380	$39,043,359	($9,381,976)	($1,444,379)	($32,368,012)	$200,835,372	4,448,181	$2,448,761
Small-Cap 4.0%
Schwab U.S. Small-Cap ETF	19,168,060	3,858,131	(1,252,471)	(228,055)	(2,549,716)	18,995,949	468,920	214,843
						219,831,321

International Stocks 23.7%
Developed Markets 19.9%
Schwab International Equity ETF	97,393,925	16,749,906	(6,906,526)	(1,330,781)	(10,206,072)	95,700,452	2,971,141	2,578,035
Emerging Markets 3.8%
Schwab Emerging Markets Equity ETF	18,265,634	4,566,516	(1,968,172)	(409,612)	(2,284,020)	18,170,346	767,653	504,860
						113,870,798

Real Estate 5.2%
U.S. REITs 5.2%
Schwab U.S. REIT ETF	25,751,916	6,268,394	(981,211)	(30,912)	(5,953,197)	25,054,990	1,298,859	529,835

Fixed Income 23.5%
Intermediate-Term Bond 22.0%
Schwab U.S. Aggregate Bond ETF	107,058,763	22,020,562	(12,602,761)	(1,942,259)	(8,723,357)	105,810,948	2,317,874	2,195,843
Treasury Bond 1.5%
Schwab Short-Term U.S. Treasury ETF	7,082,734	1,293,026	(1,158,554)	(58,133)	(127,176)	7,031,897	145,769	86,505
						112,842,845

Money Market Funds 0.8%
Schwab Variable Share Price Money Fund, Ultra Shares, 4.42% (b)	3,483,716	57,955	—	—	1,052	3,542,723	3,541,660	58,011
Total Affiliated Underlying Funds (Cost $466,288,248)	$483,191,128	$93,857,849	($34,251,671)	($5,444,131)	($62,210,498)	$475,142,677		$8,616,693
Total Investments in Securities (Cost $466,288,248)						$475,142,677

(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.
(b)	The rate shown is the annualized 7-day yield.

ETF —	Exchange traded fund
REIT —	Real Estate Investment Trust

Schwab Target 2035 Index Fund
Portfolio Holdings (Unaudited) continued

At December 31, 2022, all of the fund’s investment securities were classified as Level 1. Fund investments in mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Target 2040 Index Fund

Portfolio Holdings as of December 31, 2022 (Unaudited)

The following are the portfolio holdings as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
SECURITY	VALUE AT 3/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 12/31/22	BALANCE OF SHARES HELD AT 12/31/22	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 99.1% OF NET ASSETS

U.S. Stocks 49.7%
Large-Cap 44.9%
Schwab U.S. Large-Cap ETF	$284,637,314	$48,700,757	($10,665,188)	($1,673,648)	($45,735,487)	$275,263,748	6,096,650	$3,410,741
Small-Cap 4.8%
Schwab U.S. Small-Cap ETF	30,345,731	5,039,303	(1,633,691)	(356,162)	(4,042,162)	29,353,019	724,587	336,259
						304,616,767

International Stocks 26.8%
Developed Markets 22.0%
Schwab International Equity ETF	138,613,924	21,508,353	(9,013,510)	(1,483,119)	(15,085,541)	134,540,107	4,176,967	3,686,181
Emerging Markets 4.8%
Schwab Emerging Markets Equity ETF	29,883,269	6,964,950	(3,160,300)	(679,991)	(3,691,970)	29,315,958	1,238,528	824,246
						163,856,065

Real Estate 5.7%
U.S. REITs 5.7%
Schwab U.S. REIT ETF	36,835,284	7,688,963	(831,339)	(24,069)	(8,495,279)	35,173,560	1,823,409	753,805

Fixed Income 16.5%
Intermediate-Term Bond 15.6%
Schwab U.S. Aggregate Bond ETF	97,678,281	16,873,178	(9,403,328)	(1,512,915)	(8,191,566)	95,443,650	2,090,770	2,010,870
Treasury Bond 0.9%
Schwab Short-Term U.S. Treasury ETF	5,288,494	1,092,219	(839,108)	(40,316)	(106,513)	5,394,776	111,832	66,994
						100,838,426

Money Market Funds 0.4%
Schwab Variable Share Price Money Fund, Ultra Shares, 4.42% (b)	2,364,319	39,332	—	—	714	2,404,365	2,403,644	39,371
Total Affiliated Underlying Funds (Cost $594,397,483)	$625,646,616	$107,907,055	($35,546,464)	($5,770,220)	($85,347,804)	$606,889,183		$11,128,467
Total Investments in Securities (Cost $594,397,483)						$606,889,183

(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.
(b)	The rate shown is the annualized 7-day yield.

ETF —	Exchange traded fund
REIT —	Real Estate Investment Trust

Schwab Target 2040 Index Fund
Portfolio Holdings (Unaudited) continued

At December 31, 2022, all of the fund’s investment securities were classified as Level 1. Fund investments in mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Target 2045 Index Fund

Portfolio Holdings as of December 31, 2022 (Unaudited)

The following are the portfolio holdings as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
SECURITY	VALUE AT 3/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 12/31/22	BALANCE OF SHARES HELD AT 12/31/22	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 99.1% OF NET ASSETS

U.S. Stocks 52.7%
Large-Cap 47.2%
Schwab U.S. Large-Cap ETF	$171,177,411	$37,345,242	($6,285,595)	($927,897)	($28,103,467)	$173,205,694	3,836,228	$2,107,371
Small-Cap 5.5%
Schwab U.S. Small-Cap ETF	20,291,676	3,899,044	(794,183)	(191,913)	(2,832,266)	20,372,358	502,897	230,414
						193,578,052

International Stocks 29.4%
Developed Markets 23.6%
Schwab International Equity ETF	85,296,778	17,461,573	(5,793,121)	(898,576)	(9,308,923)	86,757,731	2,693,503	2,324,800
Emerging Markets 5.8%
Schwab Emerging Markets Equity ETF	20,696,564	6,365,029	(2,643,841)	(543,606)	(2,551,831)	21,322,315	900,816	592,472
						108,080,046

Real Estate 6.2%
U.S. REITs 6.2%
Schwab U.S. REIT ETF	22,666,278	5,884,681	(541,296)	(13,712)	(5,392,373)	22,603,578	1,171,777	478,579

Fixed Income 10.8%
Intermediate-Term Bond 10.3%
Schwab U.S. Aggregate Bond ETF	36,708,763	7,692,176	(3,090,748)	(482,134)	(3,234,597)	37,593,460	823,515	775,362
Treasury Bond 0.5%
Schwab Short-Term U.S. Treasury ETF	1,729,590	267,216	—	—	(46,270)	1,950,536	40,434	22,010
						39,543,996

Money Market Funds 0.0%
Schwab Variable Share Price Money Fund, Ultra Shares, 4.42% (b)	45,994	765	—	—	14	46,773	46,759	765
Total Affiliated Underlying Funds (Cost $353,065,380)	$358,613,054	$78,915,726	($19,148,784)	($3,057,838)	($51,469,713)	$363,852,445		$6,531,773
Total Investments in Securities (Cost $353,065,380)						$363,852,445

(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.
(b)	The rate shown is the annualized 7-day yield.

ETF —	Exchange traded fund
REIT —	Real Estate Investment Trust

Schwab Target 2045 Index Fund
Portfolio Holdings (Unaudited) continued

At December 31, 2022, all of the fund’s investment securities were classified as Level 1. Fund investments in mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Target 2050 Index Fund

Portfolio Holdings as of December 31, 2022 (Unaudited)

The following are the portfolio holdings as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
SECURITY	VALUE AT 3/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 12/31/22	BALANCE OF SHARES HELD AT 12/31/22	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 99.3% OF NET ASSETS

U.S. Stocks 54.4%
Large-Cap 48.3%
Schwab U.S. Large-Cap ETF	$218,249,581	$43,078,496	($5,043,093)	($920,111)	($35,813,020)	$219,551,853	4,862,721	$2,644,341
Small-Cap 6.1%
Schwab U.S. Small-Cap ETF	27,124,114	5,621,455	(1,105,288)	(276,869)	(3,786,554)	27,576,858	680,742	307,329
						247,128,711

International Stocks 31.2%
Developed Markets 24.7%
Schwab International Equity ETF	110,560,028	21,797,937	(7,047,599)	(1,099,321)	(12,085,973)	112,125,072	3,481,064	2,994,205
Emerging Markets 6.5%
Schwab Emerging Markets Equity ETF	28,832,813	7,647,246	(2,772,500)	(595,371)	(3,633,807)	29,478,381	1,245,390	814,225
						141,603,453

Real Estate 6.4%
U.S. REITs 6.4%
Schwab U.S. REIT ETF	29,272,855	7,372,087	(699,562)	(25,811)	(6,867,575)	29,051,994	1,506,065	608,585

Fixed Income 7.3%
Intermediate-Term Bond 7.3%
Schwab U.S. Aggregate Bond ETF	32,687,841	6,442,522	(2,443,610)	(389,252)	(2,897,359)	33,400,142	731,657	683,324

Money Market Funds 0.0%
Schwab Variable Share Price Money Fund, Ultra Shares, 4.42% (b)	62,935	1,047	—	—	19	64,001	63,982	1,047
Total Affiliated Underlying Funds (Cost $443,925,397)	$446,790,167	$91,960,790	($19,111,652)	($3,306,735)	($65,084,269)	$451,248,301		$8,053,056
Total Investments in Securities (Cost $443,925,397)						$451,248,301

(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.
(b)	The rate shown is the annualized 7-day yield.

ETF —	Exchange traded fund
REIT —	Real Estate Investment Trust
At December 31, 2022, all of the fund’s investment securities were classified as Level 1. Fund investments in mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Target 2055 Index Fund

Portfolio Holdings as of December 31, 2022 (Unaudited)

The following are the portfolio holdings as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
SECURITY	VALUE AT 3/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 12/31/22	BALANCE OF SHARES HELD AT 12/31/22	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 99.5% OF NET ASSETS

U.S. Stocks 55.4%
Large-Cap 49.0%
Schwab U.S. Large-Cap ETF	$137,049,489	$34,479,518	($3,424,989)	($630,853)	($22,798,388)	$144,674,777	3,204,314	$1,711,977
Small-Cap 6.4%
Schwab U.S. Small-Cap ETF	17,625,876	4,687,962	(833,058)	(183,566)	(2,496,644)	18,800,570	464,097	206,462
						163,475,347

International Stocks 32.2%
Developed Markets 25.3%
Schwab International Equity ETF	70,210,843	17,590,741	(4,737,675)	(744,776)	(7,677,419)	74,641,714	2,317,346	1,967,073
Emerging Markets 6.9%
Schwab Emerging Markets Equity ETF	19,074,297	6,053,382	(1,809,632)	(393,621)	(2,442,396)	20,482,030	865,316	567,617
						95,123,744

Real Estate 6.6%
U.S. REITs 6.6%
Schwab U.S. REIT ETF	18,630,588	5,533,721	(382,263)	(17,810)	(4,441,559)	19,322,677	1,001,694	398,894

Fixed Income 5.3%
Intermediate-Term Bond 5.3%
Schwab U.S. Aggregate Bond ETF	14,668,991	3,151,219	(626,373)	(103,378)	(1,385,261)	15,705,198	344,035	315,139

Money Market Funds 0.0%
Schwab Variable Share Price Money Fund, Ultra Shares, 4.42% (b)	66,699	1,110	—	—	20	67,829	67,808	1,110
Total Affiliated Underlying Funds (Cost $291,150,592)	$277,326,783	$71,497,653	($11,813,990)	($2,074,004)	($41,241,647)	$293,694,795		$5,168,272
Total Investments in Securities (Cost $291,150,592)						$293,694,795

(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.
(b)	The rate shown is the annualized 7-day yield.

ETF —	Exchange traded fund
REIT —	Real Estate Investment Trust
At December 31, 2022, all of the fund’s investment securities were classified as Level 1. Fund investments in mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Target 2060 Index Fund

Portfolio Holdings as of December 31, 2022 (Unaudited)

The following are the portfolio holdings as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
SECURITY	VALUE AT 3/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 12/31/22	BALANCE OF SHARES HELD AT 12/31/22	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 99.5% OF NET ASSETS

U.S. Stocks 56.3%
Large-Cap 49.7%
Schwab U.S. Large-Cap ETF	$171,493,026	$36,578,141	($3,991,121)	($833,742)	($28,345,363)	$174,900,941	3,873,775	$2,103,997
Small-Cap 6.6%
Schwab U.S. Small-Cap ETF	22,836,234	4,780,696	(734,749)	(190,202)	(3,298,912)	23,393,067	577,464	263,078
						198,294,008

International Stocks 33.2%
Developed Markets 25.8%
Schwab International Equity ETF	88,809,523	18,048,999	(5,359,564)	(861,333)	(9,816,119)	90,821,506	2,819,668	2,438,165
Emerging Markets 7.4%
Schwab Emerging Markets Equity ETF	25,014,772	7,787,872	(3,242,089)	(805,246)	(2,855,453)	25,899,856	1,094,206	714,642
						116,721,362

Real Estate 6.7%
U.S. REITs 6.7%
Schwab U.S. REIT ETF	23,469,453	6,123,820	(515,238)	(11,696)	(5,535,432)	23,530,907	1,219,850	493,699

Fixed Income 3.3%
Intermediate-Term Bond 3.3%
Schwab U.S. Aggregate Bond ETF	11,274,935	1,684,164	(217,152)	(39,250)	(1,085,822)	11,616,875	254,477	238,232
Total Affiliated Underlying Funds (Cost $348,346,885)	$342,897,943	$75,003,692	($14,059,913)	($2,741,469)	($50,937,101)	$350,163,152		$6,251,813
Total Investments in Securities (Cost $348,346,885)						$350,163,152

(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

ETF —	Exchange traded fund
REIT —	Real Estate Investment Trust
At December 31, 2022, all of the fund’s investment securities were classified as Level 1. Fund investments in ETFs are classified as Level 1, without consideration to the classification level of the underlying securities held by the ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Target 2065 Index Fund

Portfolio Holdings as of December 31, 2022 (Unaudited)

The following are the portfolio holdings as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
SECURITY	VALUE AT 3/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 12/31/22	BALANCE OF SHARES HELD AT 12/31/22	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 99.5% OF NET ASSETS

U.S. Stocks 56.6%
Large-Cap 49.8%
Schwab U.S. Large-Cap ETF	$14,477,626	$9,694,078	($2,079,716)	($430,377)	($2,301,246)	$19,360,365	428,801	$215,602
Small-Cap 6.8%
Schwab U.S. Small-Cap ETF	1,973,302	1,251,521	(271,953)	(60,055)	(262,460)	2,630,355	64,931	27,243
						21,990,720

International Stocks 33.6%
Developed Markets 26.0%
Schwab International Equity ETF	7,610,147	4,798,845	(1,345,142)	(338,336)	(597,466)	10,128,048	314,438	253,234
Emerging Markets 7.6%
Schwab Emerging Markets Equity ETF	2,169,031	1,439,254	(305,126)	(75,799)	(275,877)	2,951,483	124,693	77,978
						13,079,531

Real Estate 6.8%
U.S. REITs 6.8%
Schwab U.S. REIT ETF	1,970,168	1,419,909	(213,104)	(43,710)	(507,701)	2,625,562	136,110	50,791

Fixed Income 2.5%
Intermediate-Term Bond 2.5%
Schwab U.S. Aggregate Bond ETF	703,580	345,403	—	—	(82,435)	966,548	21,173	17,754
Total Affiliated Underlying Funds (Cost $43,082,135)	$28,903,854	$18,949,010	($4,215,041)	($948,277)	($4,027,185)	$38,662,361		$642,602
Total Investments in Securities (Cost $43,082,135)						$38,662,361

(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

ETF —	Exchange traded fund
REIT —	Real Estate Investment Trust
At December 31, 2022, all of the fund’s investment securities were classified as Level 1. Fund investments in ETFs are classified as Level 1, without consideration to the classification level of the underlying securities held by the ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Target Index Funds
Notes to Portfolio Holdings (Unaudited)

Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees (the Board) has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the funds’ portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
• Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes.
• Mutual funds: Mutual funds are valued at their respective net asset values (NAVs).
• Cash management sweep time deposits: Balances held in cash management sweep time deposits are accounted for on a cost basis, which approximates fair value.
• Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value a fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
• Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and underlying funds. Underlying funds are classified as Level 1 prices, without consideration to the classification level of the underlying securities held.
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
• Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.

Schwab Target Index Funds
Notes to Portfolio Holdings (Unaudited) (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG87628DEC22